Business and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended						1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Oct. 15, 2012	Oct. 05, 2012	Dec. 31, 2011	Mar. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Oct. 31, 2012 Common Class A [Member]	Oct. 15, 2012 Common Class A [Member] Vote	Oct. 31, 2012 Common Class B [Member]	Oct. 15, 2012 Common Class B [Member] Vote	Oct. 12, 2012 Revolving Credit Facility [Member]	Oct. 12, 2012 Term Loan [Member]	Oct. 31, 2012 WWF Operating Company [Member]	Oct. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2011 Dean Foods' Investment [Member]	Dec. 31, 2010 Dean Foods' Investment [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Interest Rate Swap [Member]
Business And Basis Of Presentation [Line Items]
Date of incorporation	Jul. 17, 2012
Dividend paid As Issue Of Intercompany Notes				$ 1,155,000,000
Debt instrument interest rate stated percentage				2.733%
Aggregate principal amount of senior secured credit facilities												850,000,000	500,000,000
Increase in number of authorized shares			2,045,000,000
Number of votes per share									1		10
Preferred stock, shares authorized	170,000,000	170,000,000			0
Common stock sold								23,000,000
Common stock at a price								$ 17.00
Common Stock Shares										150,000,000
New Indebtedness														885,000,000
Initial net proceeds from the IPO	367,540,000													282,000,000
Interest rate swaps, notional value						650,000,000	650,000,000											650,000,000
Interest rate swaps, maturity date						Mar. 31, 2017	Mar. 31, 2017											Mar. 31, 2017
Fixed Interest Rates, Low						2.75%	2.75%											2.75%
Fixed Interest Rates, High						3.19%	3.19%											3.19%
Total amount of allocation															50,700,000	32,700,000	36,200,000
Transaction cost related to initial public offering															17,500,000
Net payable to affiliates																$ 406,800,000